Equity (Details)	1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 16, 2020 $ / shares	Aug. 31, 2019 USD ($)	Feb. 28, 2019 USD ($) $ / shares shares	Feb. 28, 2019 XUA shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 28, 2021 ILS (₪) shares	Jan. 31, 2021 shares	Jun. 30, 2020 shares	Feb. 04, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares
Equity (Details) [Line Items]
Ordinary shares issued (in Shares) | shares						4,179	74,100,000	74,100,000			1,931
Non-tradable rights term			6 months	6 months
Gross proceeds from offering						$ 833,000,000
Remaining financial liabilities						10,892,000
Financial liability						$ 10,154,000					$ 7,558,000
Treasury Shares [Member]
Equity (Details) [Line Items]
Ordinary shares issued (in Shares) | shares						10,540
Constituted issued and paid up share capital percentage						0.006%
Warrants [Member]
Equity (Details) [Line Items]
Remaining financial liabilities						$ 745,000
General Meeting [Member]
Equity (Details) [Line Items]
Ordinary shares issued (in Shares) | shares							500,000,000		250,000,000
Increased its authorized share capital (in New Shekels) | ₪							₪ 1,250,000,000
Ordinary shares [member]
Equity (Details) [Line Items]
Gross proceeds from offering			$ 10,560,000
Right to purchase exercised ordinary shares (in Shares) | shares					37,620
Bottom of range [member]
Equity (Details) [Line Items]
Par value per Ssare (in Dollars per share) | $ / shares	$ 0.10
Top of range [member]
Equity (Details) [Line Items]
Par value per Ssare (in Dollars per share) | $ / shares	$ 5.00
Investor [Member] | Ordinary shares [member]
Equity (Details) [Line Items]
Consideration received, net					$ 282,000
Right to purchase exercised ordinary shares (in Shares) | shares					37,620
Convertible notes [Member]
Equity (Details) [Line Items]
Consideration received, net						4,276,000
Financial liability						11,609,000
Convertible notes						$ 7,333,000
Loss on conversion price											$ 2,003,000
Non-adjusting events after reporting period [member] | Convertible notes [Member]
Equity (Details) [Line Items]
Aggregate principal amount										$ 204,000
Non-adjusting events after reporting period [member] | Convertible notes [Member] | ADS [Member]
Equity (Details) [Line Items]
Aggregate principal amount										$ 2,305,000
Conversion price (in Dollars per share) | $ / shares										$ 1.74
Non-adjusting events after reporting period [member] | Convertible notes [Member] | Warrants [Member] | ADS [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares										$ 1.914
Public Offering [Member] | Ordinary shares [member]
Equity (Details) [Line Items]
Consideration received, net | XUA				XUA 12,000,000
Attributed to warrants			10,201,000
Gross proceeds from offering			1,440,000
Net issuance consideration, total			1,224,000
Warrants description						the Company issued, pursuant to several public offerings in the United States, an aggregate of 163,542,447 ADSs and 430,000 pre-funded warrants (that were converted to ADSs during 2020). The total gross proceeds from the offerings were approximately $710,013,000, before deducting underwriting discounts and commissions and other offering-related expenses. The total net proceeds from the offerings, after deducting issuance expenses, were approximately $650,115,000. As a part of those offerings, the Company issued a total of 7,365,289 non-tradable warrants to the underwriters. The warrants are accounted for as share-based payment expenses, see also note 17.
Public Offering [Member] | Ordinary shares [member] | ADS [Member]
Equity (Details) [Line Items]
Attributed to warrants			1,799,000
Net issuance consideration, total			$ 216,000
Private Placement [Member]
Equity (Details) [Line Items]
Securities purchase agreement, description						Accordingly, from the consideration received, approximately $1,569,000 was attributed to the convertible notes of the first tranche, $1,902,000 was attributed to the warrants of the first tranche, and a total of approximately $805,000 was attributed to the rights with respect to the second and third tranches.
Ordinary shares issued (in Shares) | shares											609,448
Aggregate principal amount		$ 4,276,000									$ 1,767,400
Additional debt amount		2,700,000
Gross proceeds		$ 7,000,000
Non tradable warrants to purchase description		the Company issued non-tradable warrants to purchase 62,668,850 ADSs. The warrants have an exercise price equal to 125% of the conversion price of the convertible promissory notes, will be exercisable upon the six-month anniversary of issuance and will expire five years from the date of issuance. The total gross proceeds from the first closing were $4,276,000.
Conversion price (in Dollars per share) | $ / shares						$ 2.90
ADS [Member]
Equity (Details) [Line Items]
Securities purchase agreement, description	the Company effected a corresponding change in the ratio of ordinary shares to each of the Company’s ADSs, such that its ratio of ADSs to Ordinary Shares has changed from one (1) ADS representing fifty (50) Ordinary Shares to a new ratio of one (1) ADS representing one (1) Ordinary Share. The effective date of this reverse split was June 29, 2020. All options and warrants of the Company outstanding immediately prior to the reverse split were appropriately adjusted by dividing the number of Ordinary Shares into which the options and warrants are exercisable by 50 and multiplying the exercise price thereof by 50, as a result of the reverse split. All the figures in these financial statements relating to share capital were appropriately adjusted to reflect the above-mentioned reverse split.
Number of american depositary share (in Shares) | shares			1,600,000	1,600,000
Number of non-tradable warrants (in Shares) | shares			1,600,000	1,600,000
Non-tradable warrants exercise price (in Dollars per share) | $ / shares			$ 8.625
Non-tradable warrants term			5 years	5 years
Non-tradable rights to purchase shares (in Shares) | shares			1,200,000	1,200,000
Non-tradable rights exercise price (in Dollars per share) | $ / shares			$ 7.50